CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income	¥ 5,606,782	$ 768,126	¥ 9,561,932	¥ 5,360,231
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	331,069	45,356	213,212	281,186
Non-cash operating lease	405,356	55,534	304,800	374,395
Other income - rent subsidy			(28,139)	(196,974)
(Gain)/loss from termination of operating lease	32,000	4,384	(50,555)
Net loss on disposal of property and equipment			251,310
Expected credit loss for accounts receivable	102,200	14,002	0	0
Unrealized foreign exchange loss	192,880	26,424
Deferred tax	(15,330)	(2,100)		32,496
Changes in operating assets and liabilities:
Accounts receivable	(2,846,886)	(390,022)	(1,422,205)	(6,268,089)
Prepayment and other current assets	(8,831,715)	(1,209,940)	282,514	69,800
Other long-term assets	67,757	9,283	91,601	(74,358)
Accounts payable	(1,553)	(213)	(178,447)	(275,800)
Other payables	289,062	39,600	(73,663)	(225,629)
Payroll payables	369,211	50,582	124,171	310,450
Deferred revenue	561,707	76,954	41,445	(175,702)
Change in lease liabilities - operating lease	(357,355)	(48,957)	(310,832)	(56,278)
Taxes payable	(956,111)	(130,987)	1,570,186	1,339,672
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(5,050,926)	(691,974)	10,377,330	495,400
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(592,504)	(81,173)	(6,335)	(488,784)
Purchase of intangible assets	(15,113,206)	(2,070,501)	(1,782,178)	(59,870)
Purchase of acquisition	(32,000,000)	(4,383,982)
NET CASH USED IN INVESTING ACTIVITIES	(47,705,710)	(6,535,656)	(1,788,513)	(548,654)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term loan				650,000
Proceeds from short-term loan	4,000,000	547,998	3,000,000
Repayments of loans	(3,000,000)	(410,998)	(595,817)	(54,183)
Capital contributed by shareholders			751,648	2,000,000
Proceeds from issuance of ordinary shares upon the completion of IPO	54,481,760	7,463,971
Proceeds from issuance of ordinary shares upon exercise of underwriters' over-allotment option	8,690,520	1,190,596
Deferred costs related to initial public offering	(10,648,441)	(1,458,830)	(6,648,228)	(750,000)
Net (repayment) proceeds from related parties	(4,156,605)	(569,453)	(618,503)	805,067
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES	49,367,234	6,763,284	(4,110,900)	2,650,884
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	225,611	30,909
NET INCREASE IN CASH AND CASH EQUIVALENTS	(3,163,791)	(433,437)	4,477,917	2,597,630
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	7,081,937	970,221	2,604,020	6,390
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	3,918,146	536,784	7,081,937	2,604,020
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	108,090	14,808	65,315	11,725
Cash paid for income tax	1,303,716	178,608	28,363
Supplemental Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	136,311	35,502	¥ 343,282
Right-of-use assets derecognized for termination of operating lease liabilities	¥ (78,588)	$ (10,767)	¥ (1,999,354)